Short-Term Debt	12 Months Ended
Dec. 31, 2025
Short-Term Debt [Abstract]
Short-Term Debt
Note 12: Short-Term Debt
Liquidity needs for capital investment, working capital and other financial commitments are generally funded through cash flows from operations, public and private debt offerings, issuances of commercial paper and equity, and, if and to the extent necessary, borrowings under the AWCC revolving credit facility. AWCC maintains an unsecured revolving credit facility which provides $2.75 billion in aggregate total commitments from a diversified group of financial institutions. The termination date of the credit agreement with respect to AWCC’s revolving credit facility is October 26, 2029. The revolving credit facility is used principally to support AWCC’s commercial paper program, to provide additional liquidity support and to provide a sub-limit
for the issuance of up to $150 million in letters of credit. Letters of credit are non-debt
instruments maintained to provide credit support for certain transactions as requested by third parties. Subject to satisfying certain conditions, the credit agreement permits AWCC to increase the maximum commitment under the facility by up to an aggregate of $500 million. The Company regularly evaluates the capital markets and closely monitors the financial condition of the financial institutions with contractual commitments in its revolving credit facility. Interest rates on advances under the facility are based on a credit spread to the Secured Overnight Financing Rate (or applicable market replacement rate) or base rate, each determined in accordance with Moody’s Ratings and S&P Global Ratings’ then applicable credit rating on AWCC’s senior unsecured, non-credit
enhanced debt.
Short-term debt consists of commercial paper borrowings totaling $1,590 million and $880 million as of December 31, 2025 and 2024, respectively, or net of discount $1,588 million and $879 million as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, AWCC had no outstanding borrowings under the revolving credit facility and there were no commercial paper borrowings outstanding with maturities greater than three months.
Presented in the tables below are the aggregate credit facility commitment, commercial paper limit and letter of credit availability under the revolving credit facility, as well as the available capacity for each, as of December 31:

	2025
	Commercial Paper Limit	Letters of Credit	Total (a)
Total availability	$2,600	$150	$2,750
Outstanding debt	(1,590)	(84)	(1,674)

Remaining availability as of December 31, 2025	$1,010	$66	$1,076

(a)	Total remaining availability of $1.1 billion as of December 31, 2025, was accessible through revolver draws.

	2024
	Commercial Paper Limit	Letters of Credit	Total (a)
Total availability	$2,600	$150	$2,750
Outstanding debt	(880)	(82)	(962)

Remaining availability as of December 31, 2024	$1,720	$68	$1,788

(a)	Total remaining availability of $1.8 billion as of December 31, 2024, was accessible through revolver draws.
Presented in the table below is the Company’s total available liquidity as of December 31, 2025 and 2024, respectively:

	Cash and Cash Equivalents	Availability on Revolving Credit Facility	Total Available Liquidity
Available liquidity as of December 31, 2025	$98	$1,076	$1,174
Available liquidity as of December 31, 2024	$96	$1,788	$1,884

Presented in the table below is the short-term borrowing activity for AWCC for the years ended December 31:

	2025	2024
Average borrowings	$1,170	$161
Maximum borrowings outstanding	$1,595	$880
Weighted average interest rates, as of December 31	3.89%	4.65%
The credit facility requires the Company to maintain a ratio of consolidated debt to consolidated capitalization of not more than 0.70 to 1.00. The ratio as of December 31, 2025, was 0.59 to 1.00.
The Company does not have any material borrowings that are subject to default or prepayment as a result of a downgrading of securities, although such a downgrading could increase fees and interest charges under AWCC’s revolving credit facility.